Shareholder Fees	Dec. 22, 2025 USD ($)
T. Rowe Price Africa & Middle East Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Africa & Middle East Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Africa & Middle East Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Disciplined Equity Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price International Disciplined Equity Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Disciplined Equity Fund - Advisor Clas
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Discovery Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price International Discovery Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Discovery Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Stock Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price International Stock Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Stock Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Stock Fund - R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Stock Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Value Equity Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[5]
T. Rowe Price International Value Equity Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Value Equity Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Value Equity Fund - R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price International Value Equity Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Japan Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[6]
T. Rowe Price Japan Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Japan Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Latin America Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[7]
T. Rowe Price Latin America Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Latin America Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New Asia Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[8]
T. Rowe Price New Asia Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New Asia Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[6]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[7]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[8]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.